Non-financial assets and liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance		$ 2,500	$ 2,500
Amount recognized as revenue during the period		0	0
End of the period		$ 2,500	$ 2,500
Milestone revenue	$ 2,500